Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	$ 9,547	$ 9,800
Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	1,712	876
Total debt securities, Fair Value	9,547	9,800
Total invested assets	11,259	10,676
Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,068	2,971
Measured on Recurring Basis | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	17	22
Measured on Recurring Basis | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	843	673
Measured on Recurring Basis | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	29	63
Measured on Recurring Basis | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,718	3,667
Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	374	584
Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1,498	1,820
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	1,712	876
Total debt securities, Fair Value	0	0
Total invested assets	1,712	876
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Total debt securities, Fair Value	9,515	9,763
Total invested assets	9,515	9,763
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,060	2,958
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	17	22
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	843	673
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	28	62
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,695	3,644
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	374	584
Significant Other Observable Inputs (Level 2) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1,498	1,820
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Total debt securities, Fair Value	32	37
Total invested assets	32	37
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	8	13
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1	1
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	23	23
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	$ 0	$ 0